Related-Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related-Party Transactions [Abstract]
Deposits from principal officers, directors, and their affiliates	$ 3,844	$ 976